Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows From (Used In) Operating Activities
Net loss	$ (587,259)	$ (2,145,876)	$ (4,320,827)	$ (2,090,889)
Non-cash items:
Stock-based compensation expense	231,933	1,732,834	2,609,786	664,208
Depreciation expense	25	25	100	100
Stock issued for services provided			125,000
Amortization of ROU asset	641		854
Expenses allocated by Sanovas on behalf of Company	165,375	169,650	654,300	561,640
Changes in operating assets and liabilities:
Increase in accounts payable and accrued liabilities	1,257	78,588	187,163	409,440
Increase in security deposit			(1,995)
Payment of lease liability	(154)		(157)
Increase in accrued interest	960	960	3,840	3,840
Total adjustments	400,037	1,982,057	3,578,891	1,639,228
Net cash (used in) operating activities	(187,222)	(163,819)	(741,936)	(451,661)
Cash Flows From Financing Activities
Proceeds from sale of common stock			503,088
Proceeds from collection of stock subscription receivable	150,000
Proceeds from exercise of stock options and warrants		150,000	210,000
Advances from related parties			34,908	451,623
Advances from related parties, net	34,873	64,205
Net cash provided by financing activities	184,873	214,205	747,996	451,623
Net increase (decrease) in cash	(2,349)	50,386	6,060	(38)
Cash at beginning of period	6,060	(0)	(0)	38
Cash at end of period	3,711	50,386	6,060	(0)
Supplemental information:
Interest paid
Income taxes paid
Operating lease at inception			7,689
Retirement of due to Sanovas through the issuance of common stock to Sanovas Ophthalmology LLC (Note C)			666,000	1,090,087
Settlement of account payable through the issuance of common stock		$ 150,000	$ 150,000